COMMITMENTS AND CONTINGENCIES - Percentage of Foreign Ownership (Details)	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2002	May 31, 2000
Commitments and Contingencies Disclosure
Maximum foreign ownership percentage of advertising companies in the PRC	100.00%
Maximum foreign ownership percentage of human resource services companies permitted in the PRC		70.00%
Tech JV
Commitments and Contingencies Disclosure
Percentage of foreign ownership in Tech JV			99.00%	98.00%